Goodwill - Key assumptions used in the determination of recoverable value (Details) - item	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of cash generating units	2
Silicon Metals United States Segment [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Pre-tax discount rate	17.90%	13.90%
Long-term growth rate	2.20%	2.30%
Silicon Metals United States Segment [Member] | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins	(3.00%)	(2.00%)
Silicon Metals United States Segment [Member] | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins	(35.00%)	(26.00%)
Silicon Alloys United States Segment [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Pre-tax discount rate	13.40%	13.90%
Long-term growth rate	2.20%	2.30%
Silicon Alloys United States Segment [Member] | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins	6.00%	5.00%
Silicon Alloys United States Segment [Member] | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins	34.00%	32.00%